Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 30		$ 30		$ 30
Interest cost	74		87		112
Expected return on assets	(111)		(113)		(140)
Amortization of:
Prior service cost (credit)	(1)
Actuarial loss (gain)	90		76		83
Settlement loss and other	4
Net periodic benefit cost	86		80		85
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	6	[1]	7	[1]	8
Interest cost	36	[1]	39	[1]	48
Expected return on assets	(7)		(6)		(7)
Amortization of:
Prior service cost (credit)	(2)		(4)		(10)
Actuarial loss (gain)	6		15		26
Net periodic benefit cost	39		51		65
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	15	[1]	13	[1]	15
Interest cost	3	[1]	4	[1]	5
Amortization of:
Prior service cost (credit)	1		(1)		1
Actuarial loss (gain)	5		8		(7)
Settlement loss and other	2		1
Net periodic benefit cost	$ 26		$ 25		$ 14

[1]	The healthcare and other postemployment plans are not required to be prefunded.